CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock Preferred Stock	Common Stock Subject to Possible Redemption Common Stock [Member]	Previously Reported	Previously Reported Common Stock [Member]	Previously Reported Treasury Stock	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Deficit	Previously Reported Redeemable Convertible Preferred Stock	Retroactive Application of Recapitalization	Retroactive Application of Recapitalization Common Stock [Member]	Retroactive Application of Recapitalization Treasury Stock	Retroactive Application of Recapitalization Additional Paid-In Capital	Retroactive Application of Recapitalization Redeemable Convertible Preferred Stock	Adjusted Balance	Adjusted Balance Common Stock [Member]	Adjusted Balance Additional Paid-In Capital	Adjusted Balance Accumulated Deficit
Balance at the beginning (in shares) at Dec. 31, 2022		6,143,294	124,225			16,498,279
Balance at the beginning at Dec. 31, 2022	$ (70,539)	$ 0	$ 0	$ 209,928	$ (280,467)	$ 64,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,000	1,000
Exercise of stock options (in dollars)	$ 1			1
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	(109,327)			(109,327)		$ 109,327
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(2,799,634)				27,996,424
Reissuance of common stock in common rights offering (in shares)		8,109,693
Issuance of common stock upon release of restricted stock units		6,000,000
Pay-to-Play financing charges	35,771			35,771
Debt financing charge on convertible notes	2,640			2,640
Stock-based compensation	2,483			2,483
Net loss	(87,589)				(87,589)
Balance at the ending at Dec. 31, 2023	$ (226,560)	$ 0	$ 0	141,496	(368,056)	$ 173,347		$ (226,560)			$ 141,496	$ (368,056)	$ 173,347						$ (53,213)	$ 5	$ 314,838	$ (368,056)
Balance at the ending (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703			13,613,269				34,712,525							48,325,794
Balance at the beginning outstanding (in shares) at Dec. 31, 2023	124,225									96,887
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)															34,712,525	(96,887)		(34,712,525)
Retroactive application of recapitalization (in dollars)														$ 173,347	$ 5		$ 173,342	$ (173,347)
Exercise of stock options (in shares)		27,821
Exercise of stock options (in dollars)	$ 80			80
Stock-based compensation	1,042			1,042
Net loss	(54,503)				(54,503)
Balance at the ending at Sep. 30, 2024	$ (106,594)	$ 5		315,960	(422,559)
Balance at the ending (in shares) at Sep. 30, 2024		48,353,615
Balance at the beginning (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703			13,613,269				34,712,525							48,325,794
Balance at the beginning outstanding (in shares) at Dec. 31, 2023	124,225									96,887
Balance at the beginning at Dec. 31, 2023	$ (226,560)	$ 0	$ 0	141,496	(368,056)	$ 173,347		(226,560)			141,496	(368,056)	$ 173,347						(53,213)	$ 5	314,838	(368,056)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	65,646	65,646
Exercise of stock options (in dollars)	$ 98			98
Stock-based compensation	3,847			3,847
Net loss	(61,195)				(61,195)
Balance at the ending at Dec. 31, 2024	(283,810)	$ 0	$ 0	145,441	(429,251)	$ 173,347		(283,810)			145,441	(429,251)	$ 173,347						(110,463)	$ 5	318,783	(429,251)
Balance at the ending (in shares) at Dec. 31, 2024		17,519,999	124,225			44,494,703			13,663,527				34,712,525							48,376,052
Balance at the beginning (in shares) at Jun. 30, 2024									13,633,706				34,712,525							48,346,231
Balance at the beginning outstanding (in shares) at Jun. 30, 2024										96,887
Balance at the beginning at Jun. 30, 2024								(254,731)			142,221	(396,952)	$ 173,347						(81,384)	$ 5	315,563	(396,952)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)															34,712,525	(96,887)		(34,712,525)
Retroactive application of recapitalization (in dollars)														173,347	$ 5		173,342	$ (173,347)
Exercise of stock options (in shares)		7,384
Exercise of stock options (in dollars)	38			38
Stock-based compensation	359			359
Net loss	(25,607)				(25,607)
Balance at the ending at Sep. 30, 2024	$ (106,594)	$ 5		315,960	(422,559)
Balance at the ending (in shares) at Sep. 30, 2024		48,353,615
Balance at the beginning (in shares) at Dec. 31, 2024		17,519,999	124,225			44,494,703			13,663,527				34,712,525							48,376,052
Balance at the beginning outstanding (in shares) at Dec. 31, 2024	124,225									96,887
Balance at the beginning at Dec. 31, 2024	$ (283,810)	$ 0	$ 0	145,441	(429,251)	$ 173,347		(283,810)			145,441	(429,251)	$ 173,347						$ (110,463)	$ 5	$ 318,783	$ (429,251)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)															34,712,525	(96,887)		(34,712,525)
Retroactive application of recapitalization (in dollars)														$ 173,347	$ 5		$ 173,342	$ (173,347)
Conversion of convertible notes (in shares)		31,433,259
Conversion of convertible notes (in dollars)	314,334	$ 3		314,331
Net exercise of warrants (in shares)		7,505,657
Net exercise of warrants (in dollars)	75,057	$ 1		75,056
Payment of Shareholder note receivable	200			200
Issuance of common stock to advisors, Shares		873,486
Issuance of common stock to advisors, Value	2,538			2,538
Issuance of common stock warrants	167			167
Increase in redemption value							$ 603
Exercise of stock options (in shares)		15,080
Exercise of stock options (in dollars)	18			18
Temporary equity Merger and PIPE financing, Shares							2,854,242
Temporary equity Merger and PIPE financing, Value							$ 33,061
Merger and PIPE financing (in shares)		11,408,957
Merger and PIPE financing (in dollars)	(126,164)	$ 1		(126,165)
Redemption of common stock subject to possible redemption, Shares							(2,800,489)
Redemption of common stock subject to possible redemption, Value							$ (33,157)
Temporary equity Lapse of redemption, Shares							(53,753)
Temporary equity Lapse of redemption, Value							$ (507)
Lapse of redemption, Shares		53,753
Lapse of redemption,Value	503			503
Releases of restricted stock units (in shares)		1,331,257
Common stock issued under the committed equity facility (in shares)		5,673,734
Common stock issued under the committed equity facility (in dollars)	20,389	$ 1		20,388
Committed equity facility fee settled in common stock (in shares)		83,353
Committed equity facility fee settled in common stock (in dollars)	243			243
Stock-based compensation	28,092			28,092
Net loss	(203,608)				(203,608)
Balance at the ending at Sep. 30, 2025	1,306	$ 11		634,154	(632,859)
Balance at the ending (in shares) at Sep. 30, 2025		106,754,588
Balance at the beginning (in shares) at Jun. 30, 2025									98,881,933
Balance at the beginning at Jun. 30, 2025								$ (4,810)	$ 10		$ 601,781	$ (606,601)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payment of Shareholder note receivable	0
Issuance of common stock to advisors, Shares		769,231
Issuance of common stock to advisors, Value	2,238			2,238
Exercise of stock options (in shares)		15,080
Exercise of stock options (in dollars)	18			18
Releases of restricted stock units (in shares)		1,331,257
Common stock issued under the committed equity facility (in shares)		5,673,734
Common stock issued under the committed equity facility (in dollars)	20,389	$ 1		20,388
Committed equity facility fee settled in common stock (in shares)		83,353
Committed equity facility fee settled in common stock (in dollars)	243			243
Stock-based compensation	9,486			9,486
Net loss	(26,258)				(26,258)
Balance at the ending at Sep. 30, 2025	$ 1,306	$ 11		$ 634,154	$ (632,859)
Balance at the ending (in shares) at Sep. 30, 2025		106,754,588